Other Short-Term Debt (Detail) (USD $)	Dec. 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Other Liabilities Current [Line Items]
Other short-term debt	$ 322,145			$ 401,178
Promissory notes related to proposed merger		200,000	200,000	325,000
Accrued interest	42,010			13,646
Total	401,655			739,824
Promissory Notes
Other Liabilities Current [Line Items]
Current portion, promissory notes payable	$ 37,500